VESSELS AND EQUIPMENT - Narrative (Details) - 6 months ended Jun. 30, 2026	veryLargeCrudeCarrier	suezmax_tanker_vessel_type	vessel
Property, plant and equipment [abstract]
Number of vessels sold	8	2
Number of vessels delivered | veryLargeCrudeCarrier	3
Number of vessels for which scrubbers installed			3
Number of vessels, drydock performed			10